Net (loss) income per share and net (loss) income attributable to ordinary shareholders (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income attributable to ordinary shareholders for computing basic net (loss) income per share | ¥		¥ (306,810,286)	¥ 35,517,634	¥ (75,422,408)
Denominator:
Weighted average number of ordinary shares used in computing basic (loss) income per ordinary share | shares		30,832,271	31,977,665	31,971,245
Basic net (loss) income per ordinary share | (per share)	$ (1.36)	¥ (9.95)	¥ 1.11	¥ (2.36)
Numerator:
Net (loss) income attributable to ordinary shareholders of DouYu Holdings Limited | ¥		¥ (306,810,286)	¥ 35,517,634	¥ (75,422,408)
Net (loss) income attributable to ordinary shareholders for computing diluted net (loss) income per ordinary share | ¥		¥ (306,810,286)	¥ 35,517,634	¥ (75,422,408)
Denominator:
Weighted average number of ordinary shares used in computing basic (loss) income per ordinary share | shares		30,832,271	31,977,665	31,971,245
Weighted average ordinary shares used in computing diluted (loss) income per ordinary share | shares		30,832,271	31,977,665	31,971,245
Diluted net (loss) income per ordinary share | (per share)	$ (1.36)	¥ (9.95)	¥ 1.11	¥ (2.36)